Offerings	Sep. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.250% Notes due 2032
Amount Registered | shares	585,700,000
Maximum Aggregate Offering Price	$ 581,992,519.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 89,103.05
Offering Note	Note 1.a. The filing fee is calculated in accordance with Rules 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Act"). In accordance with Rules 456(b) and 457(r) of the Act, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333- 289636 filed on August 15, 2025. Note 1.b. EUR500,000,000 aggregate principal amount of the 3.250% Notes due 2032 will be issued. The $585,700,000 Amount to be Registered is based on the September 12, 2025 euro/U.S.$ rate of exchange of EUR1.00/U.S. $1.1714.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.875% Notes due 2037
Amount Registered | shares	585,700,000
Maximum Aggregate Offering Price	$ 584,481,744.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 89,484.16
Offering Note	See Offering Note 1.a. EUR500,000,000 aggregate principal amount of the 3.875% Notes due 2037 will be issued. The $587,950,000 Amount to be Registered is based on the September 12, 2025 euro/U.S.$ rate of exchange of EUR1.00/U.S. $1.1714.